JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 35.3%
Aerospace & Defense — 1.1%
BAE Systems plc (United Kingdom) 3.00%, 9/15/2050(a)		200	212
Boeing Co. (The)
4.88%, 5/1/2025		987	1,102
2.75%, 2/1/2026		1,010	1,035
5.04%, 5/1/2027		1,136	1,301
3.25%, 2/1/2028		650	677
5.71%, 5/1/2040		415	524
3.85%, 11/1/2048		375	366
Bombardier, Inc. (Canada) 7.88%, 4/15/2027(b)		100	85
L3Harris Technologies, Inc. 4.85%, 4/27/2035		1,375	1,814
Leonardo SpA (Italy) 4.88%, 3/24/2025	EUR	150	205
Raytheon Technologies Corp.
3.50%, 3/15/2027(a)		1,620	1,841
4.13%, 11/16/2028		840	1,001
Rolls-Royce plc (United Kingdom) 4.63%, 2/16/2026(a)	EUR	110	141

			10,304

Airlines — 0.2%
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024		1,993	1,962
Delta Air Lines, Inc. 4.50%, 10/20/2025(a)		110	116

			2,078

Auto Components — 0.2%
Adient Global Holdings Ltd. 3.50%, 8/15/2024(b)	EUR	170	200
Adler Pelzer Holding GmbH (Germany) 4.13%, 4/1/2024(b)	EUR	110	120
Allison Transmission, Inc.
4.75%, 10/1/2027(a)		140	148
5.88%, 6/1/2029(a)		410	457
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025		60	62
Faurecia SE (France) 3.13%, 6/15/2026(b)	EUR	180	222
Grupo Antolin-Irausa SA (Spain) 3.25%, 4/30/2024(b)	EUR	220	256
IHO Verwaltungs GmbH (Germany) 3.88% (cash), 5/15/2027(b)(c)(d)	EUR	100	123
Schaeffler AG (Germany) 2.88%, 3/26/2027(b)	EUR	330	414
ZF Europe Finance BV (Germany) 2.50%, 10/23/2027(b)	EUR	200	236
ZF North America Capital, Inc. (Germany) 2.75%, 4/27/2023(b)	EUR	100	122

			2,360

Automobiles — 0.1%
Fiat Chrysler Automobiles NV (United Kingdom)
3.88%, 1/5/2026(b)	EUR	260	348
4.50%, 7/7/2028(b)	EUR	150	214
General Motors Co. 6.13%, 10/1/2025		122	147
Renault SA (France)
1.25%, 6/24/2025(b)	EUR	200	230
2.00%, 9/28/2026(b)	EUR	200	235
Volvo Car AB (Sweden) 2.00%, 1/24/2025(b)	EUR	100	122

			1,296

Banks — 5.8%
ABN AMRO Bank NV (Netherlands) (EUR Swap Annual 5 Year + 4.67%), 4.37%, 9/22/2025(b)(e)(f)(g)	EUR	800	1,002
Banco Bilbao Vizcaya Argentaria SA (Spain) (EUR Swap Annual 5 Year + 6.04%), 6.00%, 3/29/2024(b)(e)(f)(g)	EUR	400	509
Banco de Sabadell SA (Spain) 1.13%, 3/27/2025(b)	EUR	300	361
Bank of America Corp.
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024(e)(f)(g)		576	650
Series MM, (ICE LIBOR USD 3 Month + 2.66%), 4.30%, 1/28/2025(e)(f)(g)		149	151
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027(f)		3,345	3,756
3.25%, 10/21/2027		2,310	2,568
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028(e)(f)(g)		1,910	2,139
CaixaBank SA (Spain) (EUR Swap Annual 5 Year + 3.35%), 3.50%, 2/15/2027(b)(f)	EUR	1,000	1,230
Citigroup, Inc.
Series Q, (ICE LIBOR USD 3 Month + 4.10%), 4.32%, 2/15/2021(e)(f)(g)		1,116	1,111
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025(e)(f)(g)		1,000	1,021
(SOFR + 2.75%), 3.11%, 4/8/2026(f)		880	957
3.20%, 10/21/2026		2,055	2,280
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028(f)		1,225	1,395
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(f)		830	938

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
(SOFR + 3.91%), 4.41%, 3/31/2031(f)		1,060	1,279
Cooperatieve Rabobank UA (Netherlands) (EUR Swap Annual 5 Year + 4.68%), 4.37%, 6/29/2027(b)(e)(f)(g)	EUR	800	1,040
Credit Agricole SA (France)
3.25%, 10/4/2024(a)		780	847
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(a)(e)(f)(g)		950	1,146
(EURIBOR 3 Month + 1.25%), 1.00%, 4/22/2026(b)(f)	EUR	1,600	1,981
HSBC Holdings plc (United Kingdom)
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025(e)(f)(g)		200	218
(SOFR + 1.73%), 2.01%, 9/22/2028(f)		845	858
KBC Group NV (Belgium) (EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024(b)(e)(f)(g)	EUR	400	510
Lloyds Bank plc (United Kingdom)
0.25%, 3/25/2024(b)	EUR	2,140	2,607
0.13%, 6/18/2026(b)	EUR	2,150	2,627
Natwest Group plc (United Kingdom)
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021(e)(f)(g)		500	520
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(f)		1,578	1,643
3.88%, 9/12/2023		360	390
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025(e)(f)(g)		1,109	1,213
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.99%), 5.12%, 5/12/2027(e)(f)(g)	GBP	1,381	1,899
Royal Bank of Canada (Canada) (ICE LIBOR USD 3 Month + 0.66%), 0.89%, 10/5/2023(f)		2,505	2,529
Santander UK plc (United Kingdom) 0.50%, 1/10/2025(b)	EUR	2,100	2,590
Societe Generale SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030(a)(e)(f)(g)		2,825	2,929
Sumitomo Mitsui Banking Corp. (Japan) 0.55%, 11/6/2023(b)	EUR	2,120	2,592
Sumitomo Mitsui Financial Group, Inc. (Japan) 1.47%, 7/8/2025		790	808
Truist Financial Corp. Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030(e)(f)(g)		930	1,051
United Overseas Bank Ltd. (Singapore) 0.50%, 1/16/2025(b)	EUR	443	547
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027(f)		940	1,039
(ICE LIBOR USD 3 Month + 1.00%), 2.57%, 2/11/2031(f)		2,435	2,581
4.75%, 12/7/2046		300	399
Westpac Banking Corp. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034(f)		360	409

			56,320

Beverages — 0.7%
Anheuser-Busch Cos. LLC (Belgium) 4.90%, 2/1/2046		655	854
Anheuser-Busch InBev SA/NV (Belgium) 1.50%, 4/18/2030(b)	EUR	700	931
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.75%, 1/23/2029		1,500	1,841
4.90%, 1/23/2031		830	1,059
4.44%, 10/6/2048		1,251	1,566
Diageo Capital plc (United Kingdom) 2.00%, 4/29/2030		460	482
Sunshine Mid BV (Netherlands) 6.50%, 5/15/2026(b)	EUR	230	286

			7,019

Biotechnology — 0.9%
AbbVie, Inc.
3.60%, 5/14/2025		1,260	1,402
2.95%, 11/21/2026		1,010	1,117
3.20%, 11/21/2029		1,855	2,103
4.70%, 5/14/2045		417	543
4.45%, 5/14/2046		260	328
4.25%, 11/21/2049		350	442
Amgen, Inc. 2.30%, 2/25/2031		260	274
Biogen, Inc. 2.25%, 5/1/2030		390	403
Gilead Sciences, Inc.
1.65%, 10/1/2030		570	568
2.60%, 10/1/2040		980	992
2.80%, 10/1/2050		475	477
Grifols SA (Spain)
1.63%, 2/15/2025(b)	EUR	100	119

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
2.25%, 11/15/2027(b)	EUR	310	374

			9,142

Building Products — 0.1%
American Woodmark Corp. 4.88%, 3/15/2026(a)		150	153
Griffon Corp. 5.75%, 3/1/2028		140	148
JELD-WEN, Inc. 6.25%, 5/15/2025(a)		175	189
Standard Industries, Inc. 4.75%, 1/15/2028(a)		140	148

			638

Capital Markets — 3.1%
Bank of New York Mellon Corp. (The) Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.36%), 4.70%, 9/20/2025(e)(f)(g)		337	368
Credit Suisse AG (Switzerland)
2.80%, 4/8/2022		520	537
2.95%, 4/9/2025		600	656
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.60%), 7.50%, 7/17/2023(a)(e)(f)(g)		491	534
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(a)(e)(f)(g)		2,440	2,715
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026(a)(e)(f)(g)		480	535
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027(a)(e)(f)(g)		360	382
4.28%, 1/9/2028(a)		1,000	1,154
Deutsche Bank AG (Germany) (SOFR + 2.16%), 2.22%, 9/18/2024(f)		1,165	1,189
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.60%), 1.82%, 11/29/2023(f)		3,275	3,385
3.85%, 1/26/2027		2,329	2,661
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(f)		40	46
Huarong Finance 2017 Co. Ltd. (China) 4.25%, 11/7/2027(b)		880	950
Morgan Stanley
Series J, (ICE LIBOR USD 3 Month + 3.81%), 4.05%, 1/15/2021(e)(f)(g)		1,165	1,159
3.63%, 1/20/2027		2,000	2,285
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(f)		2,210	2,513
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(f)		530	612
(SOFR + 1.14%), 2.70%, 1/22/2031(f)		1,560	1,691
UBS AG (Switzerland) 5.13%, 5/15/2024(b)		2,615	2,877
UBS Group AG (Switzerland)
(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022(b)(e)(f)(g)	EUR	1,200	1,503
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(b)(e)(f)(g)		1,600	1,820
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025(b)(e)(f)(g)		830	937

			30,509

Chemicals — 0.5%
Air Products and Chemicals, Inc. 2.05%, 5/15/2030		320	341
Ashland Services BV 2.00%, 1/30/2028(b)	EUR	100	118
CeramTec BondCo GmbH (Germany) 5.25%, 12/15/2025(b)	EUR	110	132
CF Industries, Inc. 4.50%, 12/1/2026(a)		835	991
Chemours Co. (The) 4.00%, 5/15/2026	EUR	100	119
INEOS Finance plc (Luxembourg) 2.88%, 5/1/2026(b)	EUR	200	239
K+S AG (Germany) 4.13%, 12/6/2021(b)	EUR	190	232
Monitchem HoldCo 3 SA (Luxembourg) 5.25%, 3/15/2025(b)	EUR	180	222
Nouryon Holding BV (Netherlands) 6.50%, 10/1/2026(b)	EUR	200	250
OCI NV (Netherlands) 3.13%, 11/1/2024(b)	EUR	210	255
OCP SA (Morocco) 6.88%, 4/25/2044(b)		390	498
Rain CII Carbon LLC 7.25%, 4/1/2025(a)		154	153
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029		545	582
Solvay Finance SACA (Belgium) (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023(b)(e)(f)(g)	EUR	100	131
Solvay SA (Belgium) (EUR Swap Annual 5 Year + 2.98%), 2.50%, 12/2/2025(e)(f)(g)	EUR	100	121
Synthomer plc (United Kingdom) 3.88%, 7/1/2025(b)	EUR	100	124

			4,508

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Commercial Services & Supplies — 0.2%
Brink’s Co. (The) 4.63%, 10/15/2027(a)		275	290
Elis SA (France) 2.88%, 2/15/2026(b)	EUR	200	248
GFL Environmental, Inc. (Canada) 4.00%, 8/1/2028(a)		200	199
Q-Park Holding I BV (Netherlands) 1.50%, 3/1/2025(b)	EUR	100	114
SPIE SA (France) 2.63%, 6/18/2026(b)	EUR	300	373
Techem Verwaltungsgesellschaft 674 mbH (Germany) 6.00%, 7/30/2026(b)	EUR	280	350
Verisure Holding AB (Sweden) 3.88%, 7/15/2026(b)	EUR	100	122
Verisure Midholding AB (Sweden) 5.75%, 12/1/2023(b)	EUR	320	385

			2,081

Communications Equipment — 0.0%(h)
CommScope, Inc.
6.00%, 3/1/2026(a)		110	116
8.25%, 3/1/2027(a)		30	32
Telefonaktiebolaget LM Ericsson (Sweden) 1.88%, 3/1/2024(b)	EUR	100	126

			274

Consumer Finance — 0.9%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024		660	679
6.50%, 7/15/2025		240	278
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024(a)		995	1,022
4.25%, 4/15/2026(a)		680	704
4.38%, 5/1/2026(a)		460	475
FCE Bank plc (United Kingdom)
1.88%, 6/24/2021(b)	EUR	100	119
0.87%, 9/13/2021(b)	EUR	130	155
1.13%, 2/10/2022(b)	EUR	100	119
Ford Motor Credit Co. LLC
3.02%, 3/6/2024	EUR	310	381
4.06%, 11/1/2024		400	416
3.25%, 9/15/2025	EUR	100	125
2.33%, 11/25/2025	EUR	100	120
4.39%, 1/8/2026		920	957
General Motors Financial Co., Inc.
3.95%, 4/13/2024		231	251
2.75%, 6/20/2025		224	237
Volkswagen International Finance NV (Germany)
(EUR Swap Annual 10 Year + 3.35%), 5.12%, 9/4/2023(b)(e)(f)(g)	EUR	262	340
(EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025(b)(e)(f)(g)	EUR	500	629
(EUR Swap Annual 12 Year + 2.97%), 4.62%, 3/24/2026(b)(e)(f)(g)	EUR	1,000	1,321

			8,328

Containers & Packaging — 0.3%
ARD Finance SA (Luxembourg) 5.00% (cash), 6/30/2027(b)(c)(d)	EUR	100	121
Ardagh Packaging Finance plc
2.13%, 8/15/2026(b)	EUR	180	215
5.25%, 8/15/2027(a)		495	516
Ball Corp. 1.50%, 3/15/2027	EUR	180	218
Crown European Holdings SA 3.38%, 5/15/2025(b)	EUR	290	374
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024(a)		120	122
OI European Group BV 3.13%, 11/15/2024(b)	EUR	180	220
Pro-Gest SpA (Italy) 3.25%, 12/15/2024(b)	EUR	150	159
Reynolds Group Issuer, Inc. 4.00%, 10/15/2027(a)		90	92
Silgan Holdings, Inc. 3.25%, 3/15/2025	EUR	180	217
Smurfit Kappa Treasury ULC (Ireland) 1.50%, 9/15/2027(b)	EUR	250	307
Trivium Packaging Finance BV (Netherlands) 3.75%, 8/15/2026(b)(i)	EUR	200	244

			2,805

Distributors — 0.0%(h)
Parts Europe SA (France) 6.50%, 7/16/2025(b)	EUR	100	123

Diversified Consumer Services — 0.0%(h)
Service Corp. International 3.38%, 8/15/2030		90	92

Diversified Financial Services — 0.8%
EDP Finance BV (Portugal)
5.25%, 1/14/2021(a)		4,025	4,046
3.63%, 7/15/2024(a)		1,335	1,453
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035		860	992
Motion Finco SARL (United Kingdom) 7.00%, 5/15/2025(b)	EUR	100	126
Petronas Capital Ltd. (Malaysia)
3.50%, 4/21/2030(a)		320	366
4.55%, 4/21/2050(a)		290	389
Sabre GLBL, Inc. 7.38%, 9/1/2025(a)		60	65

			7,437

Diversified Telecommunication Services — 1.8%
Altice France Holding SA (Luxembourg)
8.00%, 5/15/2027(b)	EUR	221	284

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
4.00%, 2/15/2028(b)	EUR	300	338
Altice France SA (France) 3.38%, 1/15/2028(b)	EUR	100	117
AT&T, Inc.
2.30%, 6/1/2027		640	678
2.25%, 2/1/2032		1,860	1,882
3.50%, 6/1/2041		540	582
British Telecommunications plc (United Kingdom) (EURIBOR ICE Swap Rate 5 Year + 2.38%), 1.87%, 8/18/2080(b)(f)	EUR	100	117
CCO Holdings LLC
5.13%, 5/1/2027(a)		2,600	2,735
4.75%, 3/1/2030(a)		170	180
4.25%, 2/1/2031(a)		1,335	1,385
CenturyLink, Inc. 5.13%, 12/15/2026(a)		1,025	1,066
DKT Finance ApS (Denmark) 7.00%, 6/17/2023(b)	EUR	150	184
eircom Finance DAC (Ireland) 2.63%, 2/15/2027(b)	EUR	200	235
Level 3 Financing, Inc. 4.25%, 7/1/2028(a)		110	114
Lorca Telecom Bondco SA (Spain) 4.00%, 9/18/2027(a)	EUR	100	124
Orange SA (France)
(EUR Swap Annual 5 Year + 2.36%), 2.38%, 1/15/2025(b)(e)(f)(g)	EUR	500	626
(EURIBOR ICE Swap Rate 5 Year + 2.18%), 1.75%, 12/19/2026(b)(e)(f)(g)	EUR	300	366
Sprint Capital Corp.
6.88%, 11/15/2028		1,195	1,552
8.75%, 3/15/2032		80	123
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034		530	627
Telecom Italia Finance SA (Italy) 7.75%, 1/24/2033	EUR	190	334
Telecom Italia SpA (Italy)
3.63%, 5/25/2026(b)	EUR	100	130
2.38%, 10/12/2027(b)	EUR	280	345
Telefonica Emisiones SA (Spain) 5.21%, 3/8/2047		700	895
Verizon Communications, Inc. 4.33%, 9/21/2028		2,135	2,590
Virgin Media Finance plc (United Kingdom) 3.75%, 7/15/2030(b)	EUR	110	133

			17,742

Electric Utilities — 2.6%
ContourGlobal Power Holdings SA (Spain) 4.13%, 8/1/2025(b)	EUR	100	122
Edison International 3.55%, 11/15/2024		770	818
EDP - Energias de Portugal SA (Portugal)
1.63%, 4/15/2027(b)	EUR	700	912
(EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080(b)(f)	EUR	900	1,068
Electricite de France SA (France)
(EUR Swap Annual 6 Year + 3.44%), 4.00%, 7/4/2024(b)(e)(f)(g)	EUR	100	129
(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026(b)(e)(f)(g)	EUR	300	409
Emera US Finance LP (Canada) 3.55%, 6/15/2026		3,250	3,631
Emera, Inc. (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076(f)		364	418
Enel Finance International NV (Italy) 3.50%, 4/6/2028(a)		1,135	1,296
Enel SpA (Italy) (EUR Swap Annual 5 Year + 2.10%), 2.50%, 11/24/2078(b)(f)	EUR	586	724
Evergy, Inc. 2.90%, 9/15/2029		1,210	1,314
Iberdrola International BV (Spain)
(EUR Swap Annual 5 Year + 2.06%), 2.63%, 3/26/2024(b)(e)(f)(g)	EUR	1,900	2,385
(EUR Swap Annual 5 Year + 2.97%), 3.25%, 11/12/2024(b)(e)(f)(g)	EUR	1,400	1,820
ITC Holdings Corp. 2.95%, 5/14/2030(a)		1,990	2,176
MidAmerican Energy Co. 4.25%, 5/1/2046		350	450
Naturgy Finance BV (Spain) (EUR Swap Annual 8 Year + 3.35%), 4.12%, 11/18/2022(b)(e)(f)(g)	EUR	100	126
NextEra Energy Capital Holdings, Inc.
2.75%, 5/1/2025		810	877
2.25%, 6/1/2030		252	264
Pacific Gas and Electric Co.
3.85%, 11/15/2023		840	892
2.95%, 3/1/2026		360	377
4.60%, 6/15/2043		619	677
4.75%, 2/15/2044		510	573
4.25%, 3/15/2046		340	365
PacifiCorp
2.70%, 9/15/2030		730	805
3.30%, 3/15/2051		493	570
Perusahaan Listrik Negara PT (Indonesia) 4.00%, 6/30/2050(b)		591	612

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Southern California Edison Co.
2.25%, 6/1/2030		181	188
Series 13-A, 3.90%, 3/15/2043		214	240
3.65%, 2/1/2050		484	560
Texas Competitive Electric Holdings Co. LLC 8.50%, 10/1/2021‡(j)		2,500	1
Xcel Energy, Inc. 3.40%, 6/1/2030		250	287

			25,086

Electrical Equipment — 0.0%(h)
Energizer Gamma Acquisition BV 4.63%, 7/15/2026(b)	EUR	100	123
Orano SA (France) 3.13%, 3/20/2023(b)	EUR	100	125

			248

Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc. 3.88%, 3/15/2028(b)	EUR	180	222
Sensata Technologies, Inc. 3.75%, 2/15/2031(a)		680	690

			912

Energy Equipment & Services — 0.0%(h)
Saipem Finance International BV (Italy) 2.63%, 1/7/2025(b)	EUR	100	122

Entertainment — 0.2%
Banijay Entertainment SASU (France) 3.50%, 3/1/2025(b)	EUR	180	215
Live Nation Entertainment, Inc.
6.50%, 5/15/2027(a)		110	122
4.75%, 10/15/2027(a)		230	227
Netflix, Inc.
3.00%, 6/15/2025(b)	EUR	100	127
3.88%, 11/15/2029(b)	EUR	300	414
3.63%, 6/15/2030(b)	EUR	100	136
4.88%, 6/15/2030(a)		615	711
WMG Acquisition Corp.
3.63%, 10/15/2026(b)	EUR	160	197
3.00%, 2/15/2031(a)		140	136

			2,285

Equity Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033		300	296
American Tower Corp.
3.60%, 1/15/2028		1,695	1,927
2.10%, 6/15/2030		1,275	1,311
3.10%, 6/15/2050		330	342
Crown Castle International Corp.
3.30%, 7/1/2030		75	83
4.15%, 7/1/2050		110	131
Healthcare Trust of America Holdings LP 2.00%, 3/15/2031		670	660
MGM Growth Properties Operating Partnership LP 4.50%, 1/15/2028		90	94
RHP Hotel Properties LP 5.00%, 4/15/2023		60	60
Uniti Group LP 6.00%, 4/15/2023(a)		455	464
VICI Properties LP 3.75%, 2/15/2027(a)		90	92
WP Carey, Inc. 2.40%, 2/1/2031		180	184

			5,644

Food & Staples Retailing — 0.2%
Albertsons Cos., Inc. 4.63%, 1/15/2027(a)		300	316
Casino Guichard Perrachon SA (France)
1.87%, 6/13/2022(b)	EUR	200	237
4.56%, 1/25/2023(b)(i)	EUR	300	355
Picard Bondco SA (Luxembourg) 5.50%, 11/30/2024(b)	EUR	100	122
Quatrim SASU (France) 5.88%, 1/15/2024(b)	EUR	100	123
Rite Aid Corp.
7.50%, 7/1/2025(a)		314	320
8.00%, 11/15/2026(a)		336	341
Sysco Corp. 3.30%, 2/15/2050		520	549

			2,363

Food Products — 0.1%
Darling Global Finance BV 3.63%, 5/15/2026(b)	EUR	130	159
Kraft Heinz Foods Co. 2.25%, 5/25/2028(b)	EUR	100	125
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028(a)		80	89
Post Holdings, Inc.
5.63%, 1/15/2028(a)		300	319
5.50%, 12/15/2029(a)		185	201
Sigma Holdco BV (Netherlands) 5.75%, 5/15/2026(b)	EUR	100	119
Tereos Finance Groupe I SA (France) 4.13%, 6/16/2023(b)	EUR	100	118

			1,130

Gas Utilities — 0.0%(h)
NorteGas Energia Distribucion SA (Spain) 2.07%, 9/28/2027(b)	EUR	102	133

Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc. 3.88%, 7/15/2028(b)	EUR	100	124
Becton Dickinson and Co.
2.82%, 5/20/2030		665	727
3.79%, 5/20/2050		910	1,073
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027(a)		370	386
Hologic, Inc. 3.25%, 2/15/2029(a)		120	122

			2,432

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Health Care Providers & Services — 0.8%
Centene Corp. 4.25%, 12/15/2027		170	181
Cigna Corp. 3.40%, 3/15/2050		515	581
CVS Health Corp.
3.25%, 8/15/2029		629	702
1.75%, 8/21/2030		865	865
4.13%, 4/1/2040		625	746
Encompass Health Corp.
4.50%, 2/1/2028		385	403
4.63%, 4/1/2031		155	165
HCA, Inc.
5.38%, 9/1/2026		80	91
4.50%, 2/15/2027		1,320	1,518
5.63%, 9/1/2028		1,240	1,454
3.50%, 9/1/2030		90	93
Molina Healthcare, Inc. 3.88%, 11/15/2030(a)		200	212
Tenet Healthcare Corp.
4.63%, 7/15/2024		120	122
5.13%, 5/1/2025		735	743
4.88%, 1/1/2026(a)		110	113

			7,989

Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026(a)		545	570
2.25%, 1/15/2028(b)	EUR	200	241

			811

Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada) 4.00%, 10/15/2030(a)		395	394
Accor SA (France) 1.75%, 2/4/2026(b)(i)	EUR	100	123
Boyne USA, Inc. 7.25%, 5/1/2025(a)		140	148
Burger King France SAS (France) 6.00%, 5/1/2024(b)	EUR	100	123
Carnival Corp.
1.88%, 11/7/2022	EUR	110	124
10.13%, 2/1/2026(b)	EUR	100	139
Cirsa Finance International SARL (Spain) 6.25%, 12/20/2023(b)	EUR	120	142
CPUK Finance Ltd. (United Kingdom) 4.88%, 8/28/2025(b)	GBP	100	133
Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026		110	114
International Game Technology plc
4.75%, 2/15/2023(b)	EUR	180	223
2.38%, 4/15/2028(b)	EUR	160	184
Marriott Ownership Resorts, Inc. 6.13%, 9/15/2025(a)		80	85
McDonald’s Corp. 3.30%, 7/1/2025		385	428
MGM Resorts International 5.50%, 4/15/2027		60	64
Newco GB SAS (France) 8.00% (PIK), 12/15/2022(b)(d)	EUR	100	114
Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025(a)		80	94
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(a)		90	98
Starbucks Corp. 2.55%, 11/15/2030		2,040	2,203
Vail Resorts, Inc. 6.25%, 5/15/2025(a)		140	150

			5,083

Household Durables — 0.0%(h)
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025(a)		200	215
Newell Brands, Inc. 6.00%, 4/1/2046(i)		80	98
Tempur Sealy International, Inc. 5.50%, 6/15/2026		110	115

			428

Household Products — 0.2%
Central Garden & Pet Co. 5.13%, 2/1/2028		80	85
Clorox Co. (The) 1.80%, 5/15/2030		165	170
Energizer Holdings, Inc. 4.75%, 6/15/2028(a)		620	649
Spectrum Brands, Inc.
4.00%, 10/1/2026(b)	EUR	100	123
5.50%, 7/15/2030(a)		644	702

			1,729

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 2.45%, 1/15/2031(a)		590	599
Calpine Corp. 5.25%, 6/1/2026(a)		300	311

			910

Industrial Conglomerates — 0.2%
Roper Technologies, Inc. 3.80%, 12/15/2026		1,710	1,972

Insurance — 0.2%
MetLife, Inc. 6.40%, 12/15/2036		1,340	1,707

Interactive Media & Services — 0.0%(h)
TripAdvisor, Inc. 7.00%, 7/15/2025(a)		195	210

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc. 2.70%, 6/3/2060		350	381
eDreams ODIGEO SA (Spain) 5.50%, 9/1/2023(b)	EUR	100	114
MYT Holding LLC 7.50% (PIK), 9/25/2025(a)(d)		902	891
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(a)		280	281

			1,667

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
IT Services — 0.3%
Black Knight InfoServ LLC 3.63%, 9/1/2028(a)		445	451
Cogent Communications Group, Inc. 4.38%, 6/30/2024(b)	EUR	120	147
Gartner, Inc. 3.75%, 10/1/2030(a)		445	463
International Business Machines Corp.
1.95%, 5/15/2030		630	651
2.95%, 5/15/2050		475	512
Presidio Holdings, Inc. 4.88%, 2/1/2027(a)		201	212

			2,436

Leisure Products — 0.0%(h)
Mattel, Inc. 6.75%, 12/31/2025(a)		300	316

Machinery — 0.1%
Deere & Co. 3.75%, 4/15/2050		80	104
Rebecca Bidco GmbH (Germany) 5.75%, 7/15/2025(b)	EUR	100	126
Vertical Midco GmbH (Germany) 4.38%, 7/15/2027(b)	EUR	180	225
Wabash National Corp. 5.50%, 10/1/2025(a)		280	286

			741

Marine — 0.0%(h)
CMA CGM SA (France) 6.50%, 7/15/2022(b)	EUR	100	121

Media — 1.3%
Altice Finco SA (Luxembourg) 4.75%, 1/15/2028(b)	EUR	150	170
Bertelsmann SE & Co. KGaA (Germany) (EUR Swap Annual 5 Year + 2.64%), 3.00%, 4/23/2075(b)(f)	EUR	100	123
Charter Communications Operating LLC
2.80%, 4/1/2031		1,130	1,195
5.38%, 5/1/2047		958	1,215
3.70%, 4/1/2051		1,075	1,125
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024		30	30
5.13%, 8/15/2027(a)		120	121
Comcast Corp.
3.95%, 10/15/2025		2,025	2,321
3.75%, 4/1/2040		423	513
4.60%, 8/15/2045		980	1,322
4.70%, 10/15/2048		555	783
3.45%, 2/1/2050		330	389
Discovery Communications LLC 4.65%, 5/15/2050		450	552
DISH DBS Corp. 5.88%, 11/15/2024		80	85
Fox Corp. 3.50%, 4/8/2030		260	296
GCI LLC 4.75%, 10/15/2028(a)		310	326
iHeartCommunications, Inc.
6.38%, 5/1/2026		160	169
5.25%, 8/15/2027(a)		300	308
Meredith Corp. 6.50%, 7/1/2025(a)		80	85
SES SA (Luxembourg) (EUR Swap Annual 5 Year + 4.66%), 4.62%, 1/2/2022(b)(e)(f)(g)	EUR	280	344
Sirius XM Radio, Inc. 4.63%, 7/15/2024(a)		110	114
Summer BC Holdco A SARL (Luxembourg) 9.25%, 10/31/2027(b)	EUR	90	111
Summer BC Holdco B SARL (Luxembourg) 5.75%, 10/31/2026(b)	EUR	180	223
Telenet Finance Luxembourg Notes SARL (Belgium) 3.50%, 3/1/2028(b)	EUR	300	372
UPCB Finance IV Ltd. (Netherlands) 4.00%, 1/15/2027(b)	EUR	180	219
Virgin Media Vendor Financing Notes III DAC (Ireland) 4.88%, 7/15/2028(b)	GBP	100	137
Ziggo Bond Co. BV (Netherlands) 3.38%, 2/28/2030(b)	EUR	270	323
Ziggo BV (Netherlands) 4.25%, 1/15/2027(b)	EUR	153	191

			13,162

Metals & Mining — 0.8%
Alcoa Nederland Holding BV 5.50%, 12/15/2027(a)		500	542
ArcelorMittal SA (Luxembourg) 1.75%, 11/19/2025(b)	EUR	100	122
Arconic Corp. 6.13%, 2/15/2028(a)		110	119
Constellium SE 4.25%, 2/15/2026(b)	EUR	100	121
Freeport-McMoRan, Inc. 4.38%, 8/1/2028		90	96
Gerdau Trade, Inc. (Brazil) 4.88%, 10/24/2027(b)		870	986
Glencore Funding LLC (Australia) 2.50%, 9/1/2030(a)		1,310	1,306
Indonesia Asahan Aluminium Persero PT (Indonesia)
6.53%, 11/15/2028(b)		615	766
5.45%, 5/15/2030(a)		830	985
6.76%, 11/15/2048(b)		1,100	1,483
thyssenkrupp AG (Germany)
1.38%, 3/3/2022(b)	EUR	100	118
1.88%, 3/6/2023(b)	EUR	230	271

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030		809	888

			7,803

Multi-Utilities — 0.4%
Ameren Corp. 3.50%, 1/15/2031		1,030	1,192
Engie SA (France) Series NC10, (EUR Swap Annual 10 Year + 2.65%), 3.87%, 6/2/2024(b)(e)(f)(g)	EUR	1,800	2,359
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050		200	225

			3,776

Oil, Gas & Consumable Fuels — 3.2%
Antero Midstream Partners LP 5.38%, 9/15/2024		140	132
BP Capital Markets America, Inc. 2.77%, 11/10/2050		390	386
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025(e)(f)(g)		1,192	1,272
(EUR Swap Annual 5 Year + 3.88%), 3.25%, 3/22/2026(b)(e)(f)(g)	EUR	1,800	2,290
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030(e)(f)(g)		1,716	1,892
Chevron Corp. 2.24%, 5/11/2030		640	688
Chevron USA, Inc. 2.34%, 8/12/2050		200	194
Comstock Resources, Inc. 7.50%, 5/15/2025(a)		315	314
Ecopetrol SA (Colombia)
6.88%, 4/29/2030		630	796
7.38%, 9/18/2043		550	739
5.88%, 5/28/2045		430	510
Enbridge, Inc. (Canada) 3.13%, 11/15/2029		2,000	2,171
Energy Transfer Operating LP 3.75%, 5/15/2030		37	39
Gazprom PJSC (Russia) 3.25%, 2/25/2030(b)		910	936
Gray Oak Pipeline LLC 2.60%, 10/15/2025(a)		280	284
KazMunayGas National Co. JSC (Kazakhstan)
4.75%, 4/19/2027(b)		1,270	1,460
5.75%, 4/19/2047(b)		500	660
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025(b)		372	398
6.50%, 6/30/2027(b)		403	444
6.75%, 6/30/2030(b)		232	254
Lukoil Securities BV (Russia) 3.88%, 5/6/2030(b)		880	948
MEG Energy Corp. (Canada) 6.50%, 1/15/2025(a)		8	8
MPLX LP
4.50%, 4/15/2038		1,025	1,136
5.20%, 3/1/2047		290	342
Noble Energy, Inc. 3.85%, 1/15/2028		899	1,041
Occidental Petroleum Corp.
3.50%, 6/15/2025		140	131
8.88%, 7/15/2030		80	90
Petrobras Global Finance BV (Brazil) 6.90%, 3/19/2049		850	1,026
Petroleos Mexicanos (Mexico) 6.75%, 9/21/2047		3,625	3,121
Repsol International Finance BV (Spain) (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075(b)(f)	EUR	190	249
Saudi Arabian Oil Co. (Saudi Arabia)
1.63%, 11/24/2025(a)		200	204
3.25%, 11/24/2050(a)		318	319
3.50%, 11/24/2070(a)		957	963
State Oil Co. of the Azerbaijan Republic (Azerbaijan) 4.75%, 3/13/2023(b)		950	1,010
Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045		710	744
Tallgrass Energy Partners LP 7.50%, 10/1/2025(a)		330	340
Targa Resources Partners LP 5.00%, 1/15/2028		120	125
Total Capital International SA (France) 3.13%, 5/29/2050		310	339
TOTAL SE (France)
(EUR Swap Annual 5 Year + 3.78%), 3.87%, 5/18/2022(b)(e)(f)(g)	EUR	1,300	1,624
Series emtn, (EUR Swap Annual 5 Year + 2.15%), 2.63%, 2/26/2025(b)(e)(f)(g)	EUR	1,100	1,383
Transcanada Trust (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076(f)		330	366
UGI International LLC 3.25%, 11/1/2025(b)	EUR	100	122

			31,490

Paper & Forest Products — 0.2%
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029		1,200	1,431

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
WEPA Hygieneprodukte GmbH (Germany) 2.88%, 12/15/2027(b)	EUR	180	216

			1,647

Personal Products — 0.1%
Coty, Inc. 4.00%, 4/15/2023(b)	EUR	100	112
Edgewell Personal Care Co. 5.50%, 6/1/2028(a)		430	462
Prestige Brands, Inc. 5.13%, 1/15/2028(a)		140	148

			722

Pharmaceuticals — 1.3%
Bausch Health Cos., Inc.
6.13%, 4/15/2025(a)		110	113
5.50%, 11/1/2025(a)		500	515
5.00%, 1/30/2028(a)		90	90
6.25%, 2/15/2029(a)		720	763
5.25%, 1/30/2030(a)		90	92
Bayer AG (Germany)
(EUR Swap Annual 5 Year + 2.55%), 3.75%, 7/1/2074(b)(f)	EUR	1,545	1,964
(EUR Swap Annual 5 Year + 2.01%), 2.38%, 4/2/2075(b)(f)	EUR	194	235
Bayer Capital Corp. BV (Germany) 2.13%, 12/15/2029(b)	EUR	1,800	2,457
Bristol-Myers Squibb Co.
2.90%, 7/26/2024		1,260	1,362
4.25%, 10/26/2049		425	575
Catalent Pharma Solutions, Inc. 2.38%, 3/1/2028(b)	EUR	100	119
Cheplapharm Arzneimittel GmbH (Germany) 3.50%, 2/11/2027(b)	EUR	100	120
Nidda BondCo GmbH (Germany)
5.00%, 9/30/2025(b)	EUR	260	311
7.25%, 9/30/2025(b)	EUR	100	124
Pfizer, Inc.
2.55%, 5/28/2040		330	350
2.70%, 5/28/2050		630	672
Rossini SARL (Italy) 6.75%, 10/30/2025(b)	EUR	120	152
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/2021		306	310
3.20%, 9/23/2026		750	838
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040		420	445
3.18%, 7/9/2050		410	438
Zoetis, Inc.
2.00%, 5/15/2030		610	632
3.00%, 5/15/2050		235	260

			12,937

Professional Services — 0.0%(h)
La Financiere Atalian SASU (France) 5.13%, 5/15/2025(b)	EUR	175	195

Real Estate Management & Development — 0.3%
ADLER Real Estate AG (Germany)
1.50%, 4/17/2022(b)	EUR	200	238
3.00%, 4/27/2026(b)	EUR	100	123
China Evergrande Group (China)
7.50%, 6/28/2023(b)		529	424
8.75%, 6/28/2025(b)		800	616
Country Garden Holdings Co. Ltd. (China) 7.25%, 4/8/2026(b)		1,540	1,729

			3,130

Road & Rail — 0.3%
Avis Budget Car Rental LLC
6.38%, 4/1/2024(a)		270	275
10.50%, 5/15/2025(a)		70	82
CSX Corp. 2.40%, 2/15/2030		2,175	2,356
EC Finance plc (United Kingdom) 2.38%, 11/15/2022(b)	EUR	100	114

			2,827

Semiconductors & Semiconductor Equipment — 0.3%
ams AG (Austria) 6.00%, 7/31/2025(b)	EUR	130	167
Broadcom, Inc. 2.25%, 11/15/2023		1,002	1,046
Entegris, Inc. 4.38%, 4/15/2028(a)		140	148
Microchip Technology, Inc. 4.25%, 9/1/2025(a)		645	676
ON Semiconductor Corp. 3.88%, 9/1/2028(a)		358	369

			2,406

Software — 0.1%
CDK Global, Inc. 5.25%, 5/15/2029(a)		265	291
Nuance Communications, Inc. 5.63%, 12/15/2026		410	433
PTC, Inc. 4.00%, 2/15/2028(a)		130	135
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)		530	567

			1,426

Specialty Retail — 0.2%
Douglas GmbH (Germany) 6.25%, 7/15/2022(b)	EUR	180	197
eG Global Finance plc (United Kingdom)
3.63%, 2/7/2024(b)	EUR	100	116
4.38%, 2/7/2025(b)	EUR	100	117
Lowe’s Cos., Inc. 4.50%, 4/15/2030		537	664
PetSmart, Inc.
7.13%, 3/15/2023(a)		415	410
5.88%, 6/1/2025(a)		110	111
8.88%, 6/1/2025(a)		60	61

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Staples, Inc. 7.50%, 4/15/2026(a)		360	363

			2,039

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc. 3.85%, 5/4/2043		425	547
Dell International LLC
6.02%, 6/15/2026(a)		1,590	1,930
6.10%, 7/15/2027(a)		238	292
6.20%, 7/15/2030(a)		665	844
Diebold Nixdorf Dutch Holding BV 9.00%, 7/15/2025(b)	EUR	190	245
NCR Corp.
5.75%, 9/1/2027(a)		300	316
5.00%, 10/1/2028(a)		150	155
6.13%, 9/1/2029(a)		46	50

			4,379

Textiles, Apparel & Luxury Goods — 0.0%(h)
CBR Fashion Finance BV (Germany) 5.13%, 10/1/2022(b)	EUR	100	118

Thrifts & Mortgage Finance — 0.6%
BPCE SA (France)
3.00%, 5/22/2022(a)		408	423
5.70%, 10/22/2023(a)		2,870	3,237
Nationwide Building Society (United Kingdom) 0.75%, 10/26/2022(b)	EUR	2,100	2,563

			6,223

Tobacco — 1.0%
Altria Group, Inc.
4.80%, 2/14/2029		2,060	2,466
3.40%, 5/6/2030		510	566
BAT Capital Corp. (United Kingdom)
4.70%, 4/2/2027		410	480
3.56%, 8/15/2027		1,975	2,194
2.26%, 3/25/2028		440	454
4.39%, 8/15/2037		1,250	1,408
4.54%, 8/15/2047		650	732
Philip Morris International, Inc.
1.50%, 5/1/2025		650	671
2.10%, 5/1/2030		160	166
Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025		895	1,022

			10,159

Trading Companies & Distributors — 0.2%
Air Lease Corp. 3.25%, 10/1/2029		1,170	1,194
Rexel SA (France) 2.75%, 6/15/2026(b)	EUR	230	279
United Rentals North America, Inc. 3.88%, 2/15/2031		140	146
WESCO Distribution, Inc. 7.13%, 6/15/2025(a)		300	327

			1,946

Transportation Infrastructure — 0.1%
Atlantia SpA (Italy) 1.63%, 2/3/2025(b)	EUR	110	130
Autostrade per l’Italia SpA (Italy)
1.63%, 6/12/2023	EUR	100	119
1.88%, 11/4/2025(b)	EUR	100	118
1.75%, 6/26/2026(b)	EUR	170	200

			567

Water Utilities — 0.0%(h)
American Water Capital Corp. 2.80%, 5/1/2030		172	190

Wireless Telecommunication Services — 0.9%
Matterhorn Telecom SA (Luxembourg) 3.13%, 9/15/2026(b)	EUR	270	320
PLT VII Finance SARL (Luxembourg) 4.63%, 1/5/2026(b)	EUR	100	123
Sprint Corp. 7.63%, 2/15/2025		70	84
Telefonica Europe BV (Spain)
(EUR Swap Annual 5 Year + 2.33%), 2.63%, 3/7/2023(b)(e)(f)(g)	EUR	200	241
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023(b)(e)(f)(g)	EUR	300	365
(EUR Swap Annual 10 Year + 4.30%), 5.87%, 3/31/2024(b)(e)(f)(g)	EUR	300	399
(EUR Swap Annual 8 Year + 2.97%), 3.87%, 6/22/2026(b)(e)(f)(g)	EUR	100	127
T-Mobile USA, Inc.
3.75%, 4/15/2027(a)		2,400	2,717
3.88%, 4/15/2030(a)		1,085	1,244
4.50%, 4/15/2050(a)		625	781
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049		598	787
4.25%, 9/17/2050		640	783
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078(b)(f)	EUR	240	324
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079(b)(f)	EUR	100	123
Series NC10, (EUR Swap Annual 5 Year + 3.23%), 3.00%, 8/27/2080(b)(f)	EUR	100	123

			8,541

TOTAL CORPORATE BONDS (Cost $324,249)			345,214

FOREIGN GOVERNMENT SECURITIES — 15.8%
Arab Republic of Egypt (Egypt)
5.75%, 5/29/2024(a)		820	863
7.63%, 5/29/2032(a)		550	602

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Buoni Poliennali del Tesoro (Italy)
1.80%, 3/1/2041(b)	EUR	4,820	6,291
2.45%, 9/1/2050(b)	EUR	3,030	4,459
Canada Government Bond (Canada)
0.25%, 11/1/2022	CAD	34,149	26,297
0.50%, 9/1/2025	CAD	33,956	26,249
Czech Republic (Czech Republic) 2.00%, 10/13/2033	CZK	95,090	4,662
Dominican Republic Government Bond (Dominican Republic)
6.00%, 7/19/2028(b)		900	1,024
4.88%, 9/23/2032(a)		660	706
6.40%, 6/5/2049(b)		258	286
5.88%, 1/30/2060(a)		1,216	1,267
Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024(b)		1,970	1,934
Federal Republic of Nigeria (Nigeria)
6.50%, 11/28/2027(b)		1,500	1,574
7.63%, 11/28/2047(b)		600	611
Hashemite Kingdom of Jordan (Jordan) 5.85%, 7/7/2030(a)		1,330	1,420
Hungary Government Bond (Hungary) 1.00%, 11/26/2025	HUF	424,970	1,393
Jamaica Government Bond (Jamaica) 8.00%, 3/15/2039		870	1,210
Kingdom of Bahrain (Bahrain)
5.45%, 9/16/2032(a)		1,265	1,312
7.50%, 9/20/2047(b)		1,415	1,617
Kingdom of Morocco (Morocco)
1.50%, 11/27/2031(a)	EUR	900	1,033
5.50%, 12/11/2042(b)		470	583
Lebanese Republic (Lebanon) 6.38%, 3/9/2020(j)		1,280	192
Mex Bonos Desarr Fix Rt (Mexico)
Series M 20, 8.50%, 5/31/2029	MXN	43,500	2,582
7.75%, 5/29/2031	MXN	83,660	4,779
New Zealand Government Bond (New Zealand)
4.50%, 4/15/2027(b)	NZD	2,303	2,022
2.75%, 4/15/2037(b)	NZD	5,468	4,650
People’s Republic of China (China) 2.68%, 5/21/2030	CNY	37,500	5,422
Republic of Colombia (Colombia)
3.13%, 4/15/2031		1,000	1,049
4.13%, 5/15/2051		584	637
Republic of Cote d’Ivoire (Ivory Coast)
6.38%, 3/3/2028(b)		1,190	1,338
6.88%, 10/17/2040(a)	EUR	1,880	2,457
Republic of El Salvador (El Salvador)
5.88%, 1/30/2025(b)		790	706
6.38%, 1/18/2027(b)		800	706
Republic of Ghana (Ghana)
7.63%, 5/16/2029(b)		1,460	1,490
8.63%, 6/16/2049(b)		1,040	1,014
Republic of Indonesia (Indonesia)
6.50%, 6/15/2025	IDR	33,421,000	2,497
7.00%, 9/15/2030	IDR	65,170,000	4,869
8.38%, 3/15/2034	IDR	15,335,000	1,229
Republic of Kenya (Kenya) 6.88%, 6/24/2024(b)		1,370	1,482
Republic of North Macedonia (Macedonia, the Former Yugoslav Republic of) 2.75%, 1/18/2025(b)	EUR	1,110	1,391
Republic of Panama (Panama)
4.50%, 4/1/2056		860	1,089
3.87%, 7/23/2060		960	1,116
Republic of Paraguay (Paraguay)
5.00%, 4/15/2026(b)		620	718
4.95%, 4/28/2031(a)		430	510
5.60%, 3/13/2048(b)		820	1,036
5.40%, 3/30/2050(a)		470	586
Republic of Poland (Poland) 1.25%, 10/25/2030	PLN	9,110	2,430
Republic of Senegal (Senegal) 6.25%, 7/30/2024(b)		1,760	1,920
Republic of Serbia (Serbia) 1.50%, 6/26/2029(a)	EUR	560	675
Republic of South Africa (South Africa) Series R213, 7.00%, 2/28/2031	ZAR	45,350	2,458
Romania Government Bond (Romania)
2.88%, 10/28/2024(b)	EUR	770	1,005
2.63%, 12/2/2040(a)	EUR	416	500
4.63%, 4/3/2049(a)	EUR	997	1,556
Russian Federation (Russia)
6.00%, 10/6/2027	RUB	56,750	763
7.65%, 4/10/2030	RUB	138,500	2,058
7.25%, 5/10/2034	RUB	32,943	475
7.70%, 3/16/2039	RUB	54,020	818
State of Qatar (Qatar) 3.75%, 4/16/2030(a)		259	303
Sultanate of Oman Government Bond (Oman) 7.38%, 10/28/2032(a)		1,267	1,327
Titulos de Tesoreria (Colombia) 7.00%, 6/30/2032	COP	8,016,100	2,422
Ukraine Government Bond (Ukraine)
7.75%, 9/1/2024(b)		1,880	2,050
7.75%, 9/1/2027(b)		364	403
United Arab Emirates Government Bond (United Arab Emirates) 4.00%, 7/28/2050(a)		1,180	1,215
United Mexican States (Mexico) 3.77%, 5/24/2061		1,128	1,124

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $148,273)			154,462

MORTGAGE-BACKED SECURITIES — 13.7%
FHLMC Gold Pools, 30 Year Pool # G61785, 3.50%, 1/1/2048		8,223	8,742

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FNMA UMBS, 15 Year Pool # MA4155, 2.00%, 10/1/2035	7,212	7,510
FNMA UMBS, 30 Year
Pool # AS9585, 4.00%, 5/1/2047	9,301	10,375
Pool # AS9960, 4.00%, 7/1/2047	7,169	7,960
Pool # BM1660, 4.00%, 8/1/2047	18,143	19,798
Pool # BM5275, 3.50%, 11/1/2047	3,075	3,263
Pool # BM5219, 3.50%, 3/1/2048	1,723	1,825
FNMA, Other
Pool # BF0263, 3.50%, 5/1/2058	1,609	1,802
Pool # BF0381, 4.00%, 4/1/2059	1,638	1,824
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 12/25/2050(k)	5,882	6,111
TBA, 2.50%, 12/25/2050(k)	14,215	14,894
GNMA II, Single Family, 30 Year
TBA, 2.00%, 12/15/2050(k)	5,751	6,015
TBA, 2.50%, 12/15/2050(k)	41,783	44,018

TOTAL MORTGAGE-BACKED SECURITIES (Cost $131,677)		134,137

ASSET-BACKED SECURITIES — 10.8%
5AIF Juniper 2 LLC Series 2018-1, Class A, 5.45%, 8/15/2022‡(a)	3,419	3,419
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023(a)	378	380
ACIS CLO Ltd. (Cayman Islands) Series 2017-7A, Class A1, 1.56%, 5/1/2027(a)(c)	904	903
American Credit Acceptance Receivables Trust
Series 2017-2, Class D, 3.69%, 6/12/2023(a)	1,006	1,012
Series 2018-3, Class C, 3.75%, 10/15/2024(a)	275	277
Series 2019-1, Class D, 3.81%, 4/14/2025(a)	2,445	2,537
Series 2019-1, Class E, 4.84%, 4/14/2025(a)	2,400	2,532
Series 2019-4, Class D, 2.97%, 12/12/2025(a)	790	813
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W7, Class M2, 1.05%, 5/25/2034‡(c)	135	134
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE7, Class M2, 1.73%, 10/25/2034‡(c)	173	176
Chase Funding Loan Acquisition Trust Series 2004-OPT1, Class M2, 1.65%, 6/25/2034‡(c)	210	209
CIG Auto Receivables Trust Series 2020-1A, Class B, 1.55%, 1/13/2025(a)	2,700	2,704
CLI Funding VI LLC Series 2020-3A, Class A, 2.07%, 10/18/2045(a)	1,367	1,369
Commonbond Student Loan Trust
Series 2018-AGS, Class B, 3.58%, 2/25/2044‡(a)	805	822
Series 2018-AGS, Class C, 3.82%, 2/25/2044‡(a)	108	110
Conn’s Receivables Funding LLC
Series 2019-A, Class B, 4.36%, 10/16/2023‡(a)	364	365
Series 2019-A, Class C, 5.29%, 10/16/2023‡(a)	326	322
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 1.28%, 12/25/2032‡(c)	754	754
Series 2004-2, Class M1, 0.90%, 5/25/2034‡(c)	42	42
Series 2004-ECC2, Class M2, 1.13%, 12/25/2034‡(c)	352	352
CPS Auto Trust
Series 2018-C, Class C, 3.68%, 6/17/2024(a)	2,137	2,160
Series 2018-C, Class D, 4.40%, 6/17/2024(a)	810	838
Credit Acceptance Auto Loan Trust
Series 2018-1A, Class C, 3.77%, 6/15/2027(a)	2,330	2,369
Series 2018-3A, Class B, 3.89%, 10/15/2027(a)	580	593
Series 2018-3A, Class C, 4.04%, 12/15/2027(a)	670	689
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 0.98%, 3/25/2034‡(c)	103	102
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-5, Class M2, 1.16%, 7/25/2034‡(c)	202	202
Diamond Resorts Owner Trust Series 2018-1, Class C, 4.53%, 1/21/2031(a)	1,584	1,613
Drive Auto Receivables Trust Series 2020-1, Class D, 2.70%, 5/17/2027	1,170	1,212
DT Auto Owner Trust Series 2017-3A, Class E, 5.60%, 8/15/2024(a)	790	815

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2018-2A, Class E, 5.54%, 6/16/2025(a)	890		920
Series 2019-4A, Class D, 2.85%, 7/15/2025(a)	2,999		3,093
Series 2020-1A, Class C, 2.29%, 11/17/2025(a)	2,980		3,043
Exeter Automobile Receivables Trust
Series 2018-3A, Class D, 4.35%, 6/17/2024(a)	2,230		2,326
Series 2018-3A, Class E, 5.43%, 8/15/2024(a)	550		589
Series 2020-1A, Class C, 2.49%, 1/15/2025(a)	1,320		1,355
Series 2020-1A, Class D, 2.73%, 12/15/2025(a)	2,150		2,233
Series 2019-3A, Class E, 4.00%, 8/17/2026(a)	810		828
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A1, 0.87%, 8/25/2034‡(c)	—	(l)	—	(l)
Flagship Credit Auto Trust
Series 2017-4, Class D, 3.58%, 1/15/2024(a)	1,900		1,953
Series 2018-3, Class C, 3.79%, 12/16/2024(a)	690		712
FREED ABS Trust
Series 2018-1, Class B, 4.56%, 7/18/2024(a)	2,268		2,273
Series 2019-2, Class B, 3.19%, 11/18/2026(a)	1,145		1,154
GLS Auto Receivables Trust Series 2018-2A, Class D, 5.46%, 3/17/2025(a)	1,470		1,528
GMAT Trust Series 2013-1A, Class M, 5.00%, 11/25/2043‡(a)(c)	4,244		4,178
LV Tower 52 Issuer Series 2013-1, Class M, 7.75%, 7/15/2019‡(a)	4,129		4,165
Marlette Funding Trust
Series 2017-3A, Class C, 4.01%, 12/15/2024‡(a)	67		67
Series 2018-1A, Class C, 3.69%, 3/15/2028(a)	369		370
MFA LLC Series 2018-NPL2, Class A1, 4.16%, 7/25/2048(a)(i)	1,034		1,038
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040‡(a)	2,451		2,683
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE1, Class M1, 1.01%, 1/25/2034‡(c)	410		407
Series 2004-NC7, Class M3, 1.13%, 7/25/2034‡(c)	97		95
Series 2004-HE7, Class M2, 1.10%, 8/25/2034‡(c)	56		56
Series 2004-HE7, Class M3, 1.17%, 8/25/2034‡(c)	70		70
Series 2004-HE8, Class M2, 1.17%, 9/25/2034‡(c)	119		116
Series 2005-NC1, Class M3, 0.92%, 1/25/2035‡(c)	347		329
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 1.08%, 8/25/2034‡(c)	58		57
Series 2004-4, Class M2, 0.95%, 2/25/2035‡(c)	228		226
Octagon Investment Partners 30 Ltd. (Cayman Islands) Series 2017-1A, Class A1, 1.54%, 3/17/2030(a)(c)	3,166		3,162
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class B, 3.71%, 4/14/2025(a)	914		935
Series 2018-1A, Class D, 4.40%, 1/14/2028(a)	1,110		1,138
Onemain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 3/14/2029‡(a)	860		882
Option One Mortgage Loan Trust Series 2004-3, Class M3, 1.13%, 11/25/2034‡(c)	28		28
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 2.50%, 4/25/2023(a)(c)	1,210		1,168
PNMAC GMSR Issuer Trust Series 2018-GT2, Class A, 2.80%, 8/25/2025(a)(c)	2,280		2,208
Progress Residential Trust Series 2018-SFR3, Class E, 4.87%, 10/17/2035‡(a)	2,937		3,010
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(i)	206		216
Series 2005-2, Class M1, 5.05%, 8/25/2035‡(i)	1,744		1,874
Republic Finance Issuance Trust Series 2020-A, Class A, 2.47%, 11/20/2030(a)	396		400
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class F, 6.80%, 9/15/2025(a)	539		545
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032(a)	820		872
Series 2019-A, Class C, 3.00%, 1/26/2032(a)	2,936		3,087
Series 2019-A, Class D, 3.45%, 1/26/2032(a)	2,910		3,061
Saxon Asset Securities Trust Series 2006-2, Class A3C, 0.30%, 9/25/2036‡(c)	29		29

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Springleaf Funding Trust Series 2017-AA, Class C, 3.86%, 7/15/2030‡(a)	2,000	2,010
Structured Asset Investment Loan Trust
Series 2004-7, Class M1, 1.20%, 8/25/2034‡(c)	426	424
Series 2004-8, Class M2, 1.08%, 9/25/2034‡(c)	259	254
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-WF2, Class M2, 0.78%, 5/25/2035‡(c)	119	113
Tesla Auto Lease Trust Series 2020-A, Class E, 4.64%, 8/20/2024(a)	930	973
TIAA CLO II Ltd. (Cayman Islands) Series 2017-1A, Class A, 1.50%, 4/20/2029(a)(c)	3,055	3,051
VOLT LXXXIII LLC Series 2019-NPL9, Class A1B, 4.09%, 11/26/2049‡(a)(i)	2,960	2,939
Westlake Automobile Receivables Trust
Series 2018-3A, Class D, 4.00%, 10/16/2023(a)	860	885
Series 2018-3A, Class E, 4.90%, 12/15/2023(a)	490	508
Series 2018-2A, Class E, 4.86%, 1/16/2024(a)	730	759
Series 2018-1A, Class F, 5.60%, 7/15/2024(a)	2,900	2,937
Series 2018-2A, Class F, 6.04%, 1/15/2025(a)	1,701	1,743
Series 2018-3A, Class F, 6.02%, 2/18/2025(a)	1,000	1,027

TOTAL ASSET-BACKED SECURITIES (Cost $103,602)		105,927

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.1%
Alternative Loan Trust
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	12	11
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	154	156
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	241	244
Series 2004-28CB, Class 3A1, 6.00%, 1/25/2035	517	518
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	1,111	1,076
American Home Mortgage Assets Trust Series 2006-6, Class A1A, 0.34%, 12/25/2046(c)	1,430	1,179
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59%, 10/25/2049(a)(c)	5,846	5,921
Series 2020-1, Class A1, 2.47%, 12/25/2059(a)(c)	995	1,006
Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1, 3.63%, 3/25/2049(a)(c)	1,147	1,176
Banc of America Alternative Loan Trust Series 2006-2, Class 7A1, 6.00%, 3/25/2021	37	34
Banc of America Funding Trust Series 2006-A, Class 1A1, 2.95%, 2/20/2036(c)	362	353
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 3.90%, 2/25/2034(c)	158	159
CHL GMSR Issuer Trust Series 2018-GT1, Class A, 2.90%, 5/25/2023(a)(c)	1,670	1,610
Citigroup Mortgage Loan Trust, Inc. Series 2005-9, Class 2A2, 5.50%, 11/25/2035	1	1
COLT Mortgage Loan Trust Series 2020-1, Class A1, 2.49%, 2/25/2050(a)(c)	1,370	1,385
Connecticut Avenue Securities Trust Series 2019-R07, Class 1M2, 2.25%, 10/25/2039‡(a)(c)	1,079	1,074
CSMC Mortgage-Backed Trust Series 2007-2, Class 3A13, 5.50%, 3/25/2037	367	297
Deephaven Residential Mortgage Trust
Series 2019-4A, Class A1, 2.79%, 10/25/2059(a)(c)	2,274	2,312
Series 2020-1, Class A1, 2.34%, 1/25/2060(a)(c)	3,389	3,429
Series 2020-1, Class A3, 2.65%, 1/25/2060(a)(c)	1,051	1,061
FHLMC STACR Trust Series 2018-HQA2, Class M2, 2.45%, 10/25/2048(a)(c)	550	541
FHLMC Structured Agency Credit Risk Debt Notes
Series 2016-HQA4, Class M3, 4.05%, 4/25/2029(c)	1,021	1,057
Series 2018-HQA1, Class M2, 2.45%, 9/25/2030(c)	2,160	2,136
FHLMC, REMIC
Series 4043, Class PI, IO, 2.50%, 5/15/2027	3,698	193
Series 4086, Class AI, IO, 3.50%, 7/15/2027	1,548	103
Series 4120, Class UI, IO, 3.00%, 10/15/2027	1,105	56
Series 4216, Class MI, IO, 3.00%, 6/15/2028	584	42

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 4178, Class BI, IO, 3.00%, 3/15/2033	1,221	117
Series 2936, Class AS, IF, IO, 5.96%, 2/15/2035(c)	306	53
Series 3716, Class PI, IO, 4.50%, 4/15/2038	561	9
Series 4119, Class LI, IO, 3.50%, 6/15/2039	5,599	134
Series 3907, Class AI, IO, 5.00%, 5/15/2040	1,286	62
Series 4018, Class HI, IO, 4.50%, 3/15/2041	3,223	298
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	1,123	160
Series 4173, Class I, IO, 4.00%, 3/15/2043	3,731	662
Series 4305, Class SK, IF, IO, 6.46%, 2/15/2044(c)	1,454	331
Series 4612, Class QI, IO, 3.50%, 5/15/2044	6,565	578
Series 4372, Class SY, IF, IO, 5.96%, 8/15/2044(c)	5,251	965
Series 4687, Class SG, IF, IO, 6.01%, 1/15/2047(c)	4,990	1,084
Series 4654, Class SK, IF, IO, 5.86%, 2/15/2047(c)	7,555	1,611
Series 4681, Class SD, IF, IO, 6.01%, 5/15/2047(c)	11,686	2,265
Series 4707, Class SA, IF, IO, 6.01%, 8/15/2047(c)	7,455	1,734
Series 4983, Class SY, IF, IO, 5.95%, 5/25/2050(c)	11,153	2,527
Series 5023, Class MI, IO, 3.00%, 10/25/2050	5,658	867
Flagstar Mortgage Trust Series 2020-1INV, Class A11, 1.00%, 3/25/2050(a)(c)	831	832
FNMA, Connecticut Avenue Securities
Series 2015-C03, Class 2M2, 5.15%, 7/25/2025(c)	465	478
Series 2017-C06, Class 1M2, 2.80%, 2/25/2030(c)	523	524
Series 2018-C05, Class 1M2, 2.50%, 1/25/2031(c)	1,586	1,576
Series 2018-C06, Class 1M2, 2.15%, 3/25/2031(c)	769	756
Series 2018-C06, Class 2M2, 2.25%, 3/25/2031(c)	256	251
FNMA, REMIC
Series 2012-109, Class WI, IO, 2.50%, 10/25/2027	1,631	77
Series 2012-145, Class EI, IO, 3.00%, 1/25/2028	2,757	180
Series 2012-149, Class MI, IO, 3.00%, 1/25/2028	1,711	99
Series 2012-120, Class DI, IO, 3.00%, 3/25/2031	590	28
Series 2003-130, Class NS, IF, IO, 6.85%, 1/25/2034(c)	652	141
Series 2005-67, Class SI, IF, IO, 6.55%, 8/25/2035(c)	473	70
Series 2005-69, Class AS, IF, IO, 6.55%, 8/25/2035(c)	139	32
Series 2006-24, Class QS, IF, IO, 7.05%, 4/25/2036(c)	455	89
Series 2012-148, Class JI, IO, 3.50%, 12/25/2039	1,535	75
Series 2010-102, Class IP, IO, 5.00%, 12/25/2039	420	10
Series 2012-118, Class DI, IO, 3.50%, 1/25/2040	3,173	136
Series 2013-5, Class BI, IO, 3.50%, 3/25/2040	3,544	176
Series 2010-68, Class SJ, IF, IO, 6.40%, 7/25/2040(c)	435	95
Series 2016-30, Class SA, IF, IO, 5.85%, 5/25/2046(c)	6,232	1,451
Series 2016-39, Class LS, IF, IO, 5.85%, 7/25/2046(c)	4,108	968
Series 2016-74, Class GS, IF, IO, 5.85%, 10/25/2046(c)	1,911	442
Series 2016-75, Class SC, IF, IO, 5.95%, 10/25/2046(c)	4,137	863
Series 2017-6, Class SB, IF, IO, 5.90%, 2/25/2047(c)	2,825	593
Series 2017-47, Class ST, IF, IO, 5.95%, 6/25/2047(c)	6,605	1,622
Series 2019-42, Class SK, IF, IO, 5.90%, 8/25/2049(c)	1,676	312
FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050(a)(c)	1,846	1,889
GCAT Trust Series 2020-NQM1, Class A1, 2.25%, 1/25/2060(a)(i)	2,706	2,766
GNMA
Series 2014-36, Class WY, 2.00%, 3/16/2044	810	837
Series 2014-181, Class SL, IF, IO, 5.45%, 12/20/2044(c)	2,883	616
Series 2015-110, Class MS, IF, IO, 5.56%, 8/20/2045(c)	1,159	188
Series 2017-134, Class SD, IF, IO, 6.05%, 9/20/2047(c)	2,824	622
Series 2019-115, Class SD, IF, IO, 5.95%, 9/20/2049(c)	1,434	213
Series 2015-H13, Class GI, IO, 1.60%, 4/20/2065(c)	2,319	100
GSR Mortgage Loan Trust Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	681	719
Homeward Opportunities Fund I Trust Series 2019-1, Class M1, 3.95%, 1/25/2059‡(a)(c)	810	827

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
IndyMac INDX Mortgage Loan Trust Series 2005-AR10, Class A1, 0.41%, 6/25/2035(c)		919	827
JP Morgan Mortgage Trust Series 2006-S2, Class 1A19, 6.00%, 7/25/2036		398	307
Lehman Mortgage Trust Series 2005-2, Class 2A5, 5.50%, 12/25/2035		364	310
MASTR Alternative Loan Trust Series 2004-12, Class 3A1, 6.00%, 12/25/2034		1,522	1,581
Morgan Stanley Mortgage Loan Trust
Series 2004-4, Class 2A, 6.35%, 9/25/2034(c)		313	345
Series 2004-9, Class 1A, 5.46%, 11/25/2034(c)		110	119
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059(a)(c)		4,628	4,750
Series 2020-NQM1, Class A1, 2.46%, 1/26/2060(a)(c)		2,269	2,317
OBX Trust
Series 2019-EXP3, Class 2A1A, 1.05%, 10/25/2059(a)(c)		2,240	2,239
Series 2020-EXP1, Class 2A1, 0.90%, 2/25/2060(a)(c)		402	403
PRPM LLC Series 2020-3, Class A1, 2.86%, 9/25/2025(a)(i)		1,420	1,421
RALI Trust Series 2006-QS4, Class A2, 6.00%, 4/25/2036		37	36
Residential Asset Securitization Trust
Series 2005-A3, Class A2, 5.50%, 4/25/2035		2,244	1,937
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035		281	260
SART 4.75%, 7/15/2024		2,201	2,212
Sequoia Mortgage Trust Series 2003-8, Class A1, 0.79%, 1/20/2034(c)		389	388
Starwood Mortgage Residential Trust
Series 2019-1, Class A3, 3.30%, 6/25/2049(a)(c)		1,203	1,218
Series 2019-INV1, Class A1, 2.61%, 9/27/2049(a)(c)		1,076	1,095
Series 2020-1, Class A1, 2.27%, 2/25/2050(a)(c)		1,216	1,242
TDA CAM 4 FTA (Spain) Series 4, Class A, 6/26/2039(b)(c)	EUR	618	735
Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021(a)(i)		1,004	1,006
Verus Securitization Trust
Series 2018-2, Class A1, 3.68%, 6/1/2058(a)(c)		853	859
Series 2019-1, Class A1, 3.84%, 2/25/2059(a)(c)		999	1,007
Series 2019-4, Class A1, 2.64%, 11/25/2059(a)(i)		3,891	3,979
Series 2019-INV3, Class A1, 2.69%, 11/25/2059(a)(c)		5,221	5,357
Series 2020-1, Class A1, 2.42%, 1/25/2060(a)(i)		1,064	1,084
WaMu Mortgage Pass-Through Certificates Trust Series 2003-S3, Class 3A2, 5.50%, 5/25/2033		142	147
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-3, Class 5A2, 5.50%, 3/25/2021		11	11

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $95,976)			98,432

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.2%
A10 Revolving Asset Financing I LLC 6.25%, 1/9/2020‡(a)(c)		6,000	6,000
BANK
Series 2019-BN20, Class XA, IO, 0.96%, 9/15/2062(c)		4,140	249
Series 2020-BN25, Class XA, IO, 1.00%, 1/15/2063(c)		13,216	899
BHMS Series 2018-ATLS, Class A, 1.39%, 7/15/2035(a)(c)		2,675	2,590
Braemar Hotels & Resorts Trust Series 2018-PRME, Class C, 1.39%, 6/15/2035‡(a)(c)		1,200	1,094
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class B, 1.11%, 7/15/2032(a)(c)		2,375	2,374
Series 2017-BIOC, Class C, 1.19%, 7/15/2032‡(a)(c)		1,562	1,560
Citigroup Commercial Mortgage Trust Series 2015-P1, Class D, 3.23%, 9/15/2048‡(a)		2,765	2,195
Commercial Mortgage Trust Series 2020-CBM, Class D, 3.75%, 2/10/2037‡(a)(c)		2,210	2,101
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040		18	18
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 1.37%, 5/15/2036‡(a)(c)		3,800	3,796

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.41%, 7/25/2023(c)	42,170	287
Series K729, Class X1, IO, 0.49%, 10/25/2024(c)	21,423	246
Series K739, Class X1, IO, 1.29%, 9/25/2027(c)	19,000	1,385
Series K108, Class X1, IO, 1.81%, 3/25/2030(c)	7,400	992
Series K723, Class X3, IO, 1.98%, 10/25/2034(c)	9,280	449
Series K041, Class X3, IO, 1.70%, 11/25/2042(c)	13,061	746
Series K047, Class X3, IO, 1.55%, 6/25/2043(c)	18,000	1,061
Series K726, Class X3, IO, 2.21%, 7/25/2044(c)	3,760	243
Series K067, Class X3, IO, 2.19%, 9/25/2044(c)	15,993	1,921
Series K068, Class X3, IO, 2.13%, 10/25/2044(c)	4,540	535
Series K070, Class X3, IO, 2.11%, 12/25/2044(c)	2,152	259
Series K730, Class X3, IO, 2.10%, 2/25/2045(c)	13,820	1,023
Series K072, Class X3, IO, 2.21%, 12/25/2045(c)	3,940	498
Series K088, Class X3, IO, 2.42%, 2/25/2047(c)	7,310	1,175
FNMA ACES Series 2019-M1, Class A2, 3.67%, 9/25/2028(c)	1,200	1,407
FREMF Series 2018-KF46, Class B, 2.09%, 3/25/2028(a)(c)	2,147	2,069
FREMF Mortgage Trust
Series 2017-KF29, Class B, 3.69%, 2/25/2024(a)(c)	224	220
Series 2017-KF31, Class B, 3.04%, 4/25/2024(a)(c)	302	296
Series 2017-KF36, Class B, 2.79%, 8/25/2024(a)(c)	725	708
Series 2017-KF35, Class B, 2.89%, 8/25/2024(a)(c)	580	568
Series 2018-KF45, Class B, 2.09%, 3/25/2025(a)(c)	308	293
Series 2018-KF47, Class B, 2.14%, 5/25/2025(a)(c)	247	236
Series 2018-KF48, Class B, 2.19%, 6/25/2028(a)(c)	1,107	1,049
Series 2011-K12, Class B, 4.51%, 1/25/2046(a)(c)	700	700
Series 2017-K726, Class C, 4.13%, 7/25/2049(a)(c)	725	760
Series 2017-K67, Class B, 4.08%, 9/25/2049(a)(c)	1,995	2,229
Series 2017-K729, Class B, 3.80%, 11/25/2049(a)(c)	880	946
GNMA
Series 2012-89, IO, 0.43%, 12/16/2053(c)	6,014	74
Series 2017-9, IO, 0.66%, 1/16/2057(c)	9,164	436
Series 2017-23, IO, 0.69%, 5/16/2059(c)	8,532	414
Series 2017-69, IO, 0.79%, 7/16/2059(c)	7,893	431
Series 2019-155, IO, 0.67%, 7/16/2061(c)	16,795	1,071
GPMT Ltd. (Cayman Islands) Series 2018-FL1, Class B, 1.70%, 11/21/2035‡(a)(c)	1,540	1,505
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(c)	4,784	2,762
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class D, 3.31%, 9/13/2031‡(a)	3,170	3,059
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048(a)(c)	1,941	1,975
Series 2019-1, Class A, 3.76%, 3/25/2049(a)(c)	926	959
Series 2019-3, Class A, 3.03%, 10/25/2049(a)(c)	712	731
Series 2020-1, Class AFX, 2.61%, 2/25/2050(a)(c)	1,514	1,532
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class F, 5.27%, 10/15/2044‡(a)(c)	1,299	253

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $64,471)		60,379

LOAN ASSIGNMENTS — 2.7%(m)
Chemicals — 0.1%
Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/1/2024(f)	1,155	1,144

Construction & Engineering — 0.0%(h)
Pike Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%; 3-MONTH PRIME + 2.00%), 3.23%, 7/24/2026(f)(n)	500	498

Construction Materials — 0.1%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/2027(f)(n)	600	594

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Containers & Packaging — 0.1%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.48%, 4/3/2024(f)(n)	400	380
Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 8/4/2027(f)	835	834

		1,214

Diversified Financial Services — 0.1%
Nestle Skin Health SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 10/1/2026(f)(n)	1,130	1,128

Electrical Equipment — 0.1%
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.15%, 3/2/2027(f)(n)	1,130	1,111

Food Products — 0.0%(h)
B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.65%, 10/10/2026(f)(n)	400	398

Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc., Term B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 11/8/2027(f)(n)	800	799

Health Care Providers & Services — 0.1%
WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 1/8/2027(f)(n)	600	599

Household Products — 0.2%
KIK Custom Products, Inc., 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 4.00%), 5.00%, 5/15/2023(f)	1,130	1,126
Reynolds Consumer Products, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 1.75%), 1.90%, 2/4/2027(f)(n)	450	444

		1,570

Interactive Media & Services — 0.1%
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/2023(f)(n)	900	894

IT Services — 0.1%
Ancestry.com, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 11/24/2027(f)(n)	800	797
Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.15%, 3/9/2027(f)	400	393

		1,190

Leisure Products — 0.1%
Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 12/16/2024(f)(n)	712	661
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.65%, 12/22/2025(f)(n)	400	375

		1,036

Life Sciences Tools & Services — 0.1%
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 4.25%, 8/30/2024(f)(n)	700	697

Machinery — 0.2%
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027(f)(n)	800	798
Hillman Group, Inc. (The), Initial Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.15%, 5/30/2025(f)(n)	750	742

		1,540

Media — 0.1%
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 10/10/2025(f)	1,130	1,110

Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 11/1/2026(f)	600	595

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Paper & Forest Products — 0.1%
Asplundh Tree Expert LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.64%, 9/7/2027(f)(n)	835	836

Professional Services — 0.0%(h)
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.89%, 2/6/2026(f)(n)	100	99

Road & Rail — 0.1%
Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 2.22%, 12/30/2026(f)	835	828

Software — 0.7%
Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024(f)(n)	1,130	1,127
Cornerstone OnDemand, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.40%, 4/22/2027(f)(n)	751	750
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/2027(f)(n)	1,230	1,225
Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 2/25/2027(f)(n)	1,130	1,110
Solera LLC, Dollar Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 3/3/2023(f)(n)	800	789
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 1.90%, 4/16/2025(f)	447	440
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 1.75%), 1.90%, 4/16/2025(f)	339	333
Ultimate Software Group, Inc. (The), 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 5/4/2026(f)(n)	1,130	1,131

		6,905

Specialty Retail — 0.1%
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.65%, 12/18/2026(f)(o)	1,781	1,431

TOTAL LOAN ASSIGNMENTS (Cost $26,405)		26,216

CONVERTIBLE BONDS — 2.2%
Electronic Equipment, Instruments & Components — 0.3%
II-VI, Inc. 0.25%, 9/1/2022	1,185	1,805
Knowles Corp. 3.25%, 11/1/2021	870	958

		2,763

Health Care Equipment & Supplies — 0.0%(h)
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025(a)	465	468

Hotels, Restaurants & Leisure — 0.1%
Huazhu Group Ltd. (China) 0.38%, 11/1/2022	760	925

Interactive Media & Services — 0.1%
Snap, Inc. 0.75%, 8/1/2026	610	1,255

IT Services — 0.2%
GDS Holdings Ltd. (China) 2.00%, 6/1/2025	440	807
Square, Inc. 0.50%, 5/15/2023	620	1,691

		2,498

Leisure Products — 0.1%
Callaway Golf Co. 2.75%, 5/1/2026(a)	455	656

Machinery — 0.1%
Fortive Corp. 0.88%, 2/15/2022	1,230	1,242

Metals & Mining — 0.1%
Allegheny Technologies, Inc. 3.50%, 6/15/2025(a)	470	563

Road & Rail — 0.1%
Lyft, Inc. 1.50%, 5/15/2025(a)	580	730

Semiconductors & Semiconductor Equipment — 0.6%
Cree, Inc. 0.88%, 9/1/2023	780	1,241
Microchip Technology, Inc. 1.63%, 2/15/2027	810	1,588
ON Semiconductor Corp. 1.63%, 10/15/2023	1,160	1,796

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Silicon Laboratories, Inc. 0.63%, 6/15/2025(a)		861	1,039

			5,664

Software — 0.5%
DocuSign, Inc. 0.50%, 9/15/2023		190	606
Envestnet, Inc. 1.75%, 6/1/2023		995	1,305
FireEye, Inc. 0.88%, 6/1/2024		650	657
Nice Ltd. (Israel) Zero Coupon, 9/15/2025(a)		500	523
Palo Alto Networks, Inc. 0.38%, 6/1/2025(a)		1,250	1,461

			4,552

TOTAL CONVERTIBLE BONDS (Cost $16,957)			21,316

		Shares (000)
CONVERTIBLE PREFERRED STOCKS — 0.1%
Specialty Retail — 0.1%
Claire’s Stores, Inc. *‡(Cost $291)		1	1,289

		Principal Amount ($000)
OPTIONS PURCHASED — 0.1%
CALL OPTIONS PURCHASED — 0.1%
Foreign Exchange Currency Options — 0.1%
Foreign Exchange EUR/NOK (European Union) 12/10/2020 at EUR 11.27, Vanilla, European Style Notional Amount: EUR 16,353 Counterparty: Goldman Sachs International *	EUR	16,353	1
Foreign Exchange USD/PLN 1/27/2021 at USD 3.86, Vanilla, European Style Notional Amount: USD 9,351 Counterparty: Citibank, NA *		9,351	63
Foreign Exchange USD/RUB
12/23/2020 at USD 75.00, Vanilla, European Style Notional Amount: USD 18,672 Counterparty: Goldman Sachs International *		18,672	480
12/23/2020 at USD 79.00, Vanilla, European Style Notional Amount: USD 18,950 Counterparty: Goldman Sachs International *		18,950	98
12/23/2020 at USD 81.00, Vanilla, European Style Notional Amount: USD 18,672 Counterparty: Goldman Sachs International *		18,672	44
12/23/2020 at USD 83.12, Vanilla, European Style Notional Amount: USD 18,950 Counterparty: Goldman Sachs International *		18,950	21

			707

PUT OPTIONS PURCHASED — 0.0%(h)
Foreign Exchange Currency Options — 0.0%(h)
Foreign Exchange AUD/JPY (Australia) 2/12/2021 at AUD 69.00, Vanilla, European Style Notional Amount: AUD 32,562 Counterparty: Goldman Sachs International *	AUD	32,562	28

TOTAL OPTIONS PURCHASED (Cost $1,900)			735

		Shares (000)
PREFERRED STOCKS — 0.1%
Banks — 0.0%(h)
Wells Fargo & Co. Series Z, 4.75%, 3/15/2025 ($25 par value)(p)		5	137

Communications Equipment — 0.0%(h)
Goodman Networks, Inc. *‡		7	—	(l)

Internet & Direct Marketing Retail — 0.1%
MYT Holding LLC Series A, 10.00%, 6/6/2029‡		352	401

TOTAL PREFERRED STOCKS (Cost $486)			538

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 0.0%(h)
Auto Components — 0.0%(h)
Reminco LLC*‡	24		28

Communications Equipment — 0.0%(h)
Goodman Networks, Inc.*‡	6		—	(l)

Professional Services — 0.0%(h)
NMG, Inc.*‡	—	(l)	15

Specialty Retail — 0.0%(h)
Claire’s Stores, Inc.*‡	1		304

TOTAL COMMON STOCKS (Cost $877)			347

	No. of Warrants (000)
WARRANTS — 0.0%(h)
Media — 0.0%(h)
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD*‡	14		—	(l)

Wireless Telecommunication Services — 0.0%(h)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡	13		95

TOTAL WARRANTS (Cost $227)			95

	No. of Rights (000)
RIGHTS — 0.0%(h)
Independent Power and Renewable Electricity Producers — 0.0%(h)
Vistra Corp., expiring 12/31/2049*‡ (Cost $—)	42		46

	Shares (000)
SHORT-TERM INVESTMENTS — 10.5%
INVESTMENT COMPANIES — 10.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(q)(r) (Cost $103,130)	103,108		103,170

Total Investments — 107.6% (Cost $1,018,521)			1,052,303
Liabilities in Excess of Other Assets — (7.6)%			(74,201)

Net Assets — 100.0%			978,102

Percentages indicated are based on net assets.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
AUD	Australian Dollar
CAD	Canadian Dollar
CLO	Collateralized Loan Obligations
CNY	China Yuan
COP	Colombian Peso
CSMC	Credit Suisse Mortgage Trust
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PJSC	Public Joint Stock Company
PLN	Polish Zloty
PT	Limited liability company
REMIC	Real Estate Mortgage Investment Conduit
RUB	Russian Ruble
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
ZAR	South African Rand

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.

(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)

Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2020.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Amount rounds to less than 0.1% of net assets.
(i)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.

(j)	Defaulted security.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Amount rounds to less than one thousand.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of November 30, 2020. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	Fund is subject to legal or contractual restrictions on the resale of the security.
(p)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of November 30, 2020.
(q)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(r)	The rate shown is the current yield as of November 30, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-BTP	98	12/2020	EUR	17,670	647
Euro-Bund	51	12/2020	EUR	10,663	4
Long Gilt	31	03/2021	GBP	5,546	4

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
U.S. Treasury 5 Year Note	56	03/2021	USD	7,056	4

					659

Short Contracts
Euro-Bobl	(20)	12/2020	EUR	(3,230)	9
Euro-Bund	(6)	12/2020	EUR	(1,255)	6
Euro-Buxl	(41)	12/2020	EUR	(11,075)	(231)
U.S. Treasury 2 Year Note	(161)	03/2021	USD	(35,557)	(18)
U.S. Treasury 5 Year Note	(264)	03/2021	USD	(33,264)	(25)
U.S. Treasury 10 Year Ultra Note	(620)	03/2021	USD	(97,350)	178
U.S. Treasury Long Bond	(7)	03/2021	USD	(1,223)	2
U.S. Treasury Ultra Bond	(183)	03/2021	USD	(39,471)	370

					291

					950

Abbreviations

EUR	Euro
GBP	British Pound
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of November 30, 2020 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	1,335	USD	1,779	Merrill Lynch International	12/3/2020	1
NOK	17,281	EUR	1,615	HSBC Bank, NA	12/14/2020	15
CAD	7,486	USD	5,750	HSBC Bank, NA	12/22/2020	15
CLP	1,865,578	USD	2,432	Citibank, NA**	12/22/2020	18
COP	16,762,998	USD	4,613	Bank of America NA**	12/22/2020	44
CZK	98,020	USD	4,400	Citibank, NA	12/22/2020	55
EUR	445	USD	524	Royal Bank of Canada	12/22/2020	8
HUF	275,762	USD	911	BNP Paribas	12/22/2020	6
INR	341,384	USD	4,565	Goldman Sachs International**	12/22/2020	37
MXN	51,893	USD	2,549	Goldman Sachs International	12/22/2020	13
NZD	1,554	USD	1,065	Merrill Lynch International	12/22/2020	25
PLN	17,923	USD	4,741	BNP Paribas	12/22/2020	35
RUB	199,668	USD	2,586	Goldman Sachs International**	12/22/2020	22
THB	293,675	USD	9,684	Goldman Sachs International	12/22/2020	23
TRY	9,304	USD	1,158	Goldman Sachs International	12/22/2020	22
USD	1,214	TRY	9,304	Barclays Bank plc	12/22/2020	33
USD	1,231	TRY	9,666	HSBC Bank, NA	12/22/2020	4
ZAR	37,588	USD	2,397	Goldman Sachs International	12/22/2020	23
USD	59,774	EUR	49,816	Barclays Bank plc	1/5/2021	277

Total unrealized appreciation						676

EUR	49,816	USD	59,706	Barclays Bank plc	12/3/2020	(281)
GBP	196	USD	261	State Street Corp.	12/3/2020	— (a)
USD	69	EUR	58	Barclays Bank plc	12/3/2020	— (a)
USD	24,285	EUR	20,510	BNP Paribas	12/3/2020	(180)
USD	133	EUR	112	Citibank, NA	12/3/2020	(1)
USD	24,932	EUR	21,319	Goldman Sachs International	12/3/2020	(498)
USD	2,171	EUR	1,836	Merrill Lynch International	12/3/2020	(20)
USD	5,401	EUR	4,612	Royal Bank of Canada	12/3/2020	(100)
USD	344	EUR	294	Standard Chartered Bank	12/3/2020	(7)
USD	1,270	EUR	1,075	State Street Corp.	12/3/2020	(12)

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,772	GBP	1,335	BNP Paribas	12/3/2020	(8)
USD	255	GBP	196	State Street Corp.	12/3/2020	(6)
CLP	1,811,650	USD	2,422	Citibank, NA**	12/22/2020	(43)
INR	180,286	USD	2,433	Goldman Sachs International**	12/22/2020	(3)
USD	2,603	AUD	3,571	BNP Paribas	12/22/2020	(19)
USD	57,821	CAD	75,852	BNP Paribas	12/22/2020	(595)
USD	4,296	CZK	95,058	BNP Paribas	12/22/2020	(25)
USD	40,559	EUR	34,183	Citibank, NA	12/22/2020	(245)
USD	988	EUR	829	State Street Corp.	12/22/2020	(2)
USD	1,175	ILS	3,947	HSBC Bank, NA	12/22/2020	(19)
USD	9,921	NZD	14,432	Barclays Bank plc	12/22/2020	(199)
USD	1,780	GBP	1,335	Merrill Lynch International	1/5/2021	(1)

Total unrealized depreciation						(2,264)

Net unrealized depreciation						(1,588)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CLP	Chile Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

Written Call Options Contracts as of November 30, 2020 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Foreign Exchange USD/PLN	Citibank, NA	9,350,990	USD	9,351	USD	4.10	1/27/2021	(9)
Foreign Exchange USD/RUB	Goldman Sachs International	18,672,000	USD	18,672	USD	75.00	12/23/2020	(480)
Foreign Exchange USD/RUB	Goldman Sachs International	9,475,000	USD	9,475	USD	79.00	12/23/2020	(49)

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Foreign Exchange USD/RUB	Goldman Sachs International	18,672,000	USD	18,672	USD	81.00	12/23/2020	(44)
Foreign Exchange USD/RUB	Goldman Sachs International	18,950,000	USD	18,950	USD	83.12	12/23/2020	(21)

Total Written Options Contracts								(603)

(Premiums Received $1,419)

Abbreviations

PLN	Polish Zloty
RUB	Russian Ruble
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$74,690	$31,237	$105,927
Collateralized Mortgage Obligations	—	96,531	1,901	98,432
Commercial Mortgage-Backed Securities	—	36,054	24,325	60,379
Common Stocks	—	—	347	347
Convertible Bonds	—	21,316	—	21,316
Convertible Preferred Stocks	—	—	1,289	1,289
Corporate Bonds
Aerospace & Defense	—	10,304	—	10,304
Airlines	—	2,078	—	2,078
Auto Components	—	2,360	—	2,360
Automobiles	—	1,296	—	1,296
Banks	—	56,320	—	56,320
Beverages	—	7,019	—	7,019
Biotechnology	—	9,142	—	9,142
Building Products	—	638	—	638
Capital Markets	—	30,509	—	30,509
Chemicals	—	4,508	—	4,508
Commercial Services & Supplies	—	2,081	—	2,081
Communications Equipment	—	274	—	274
Consumer Finance	—	8,328	—	8,328
Containers & Packaging	—	2,805	—	2,805
Distributors	—	123	—	123
Diversified Consumer Services	—	92	—	92
Diversified Financial Services	—	7,437	—	7,437
Diversified Telecommunication Services	—	17,742	—	17,742
Electric Utilities	—	25,085	1	25,086
Electrical Equipment	—	248	—	248
Electronic Equipment, Instruments & Components	—	912	—	912
Energy Equipment & Services	—	122	—	122
Entertainment	—	2,285	—	2,285
Equity Real Estate Investment Trusts (REITs)	—	5,644	—	5,644
Food & Staples Retailing	—	2,363	—	2,363
Food Products	—	1,130	—	1,130
Gas Utilities	—	133	—	133
Health Care Equipment & Supplies	—	2,432	—	2,432
Health Care Providers & Services	—	7,989	—	7,989
Health Care Technology	—	811	—	811
Hotels, Restaurants & Leisure	—	5,083	—	5,083
Household Durables	—	428	—	428
Household Products	—	1,729	—	1,729

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Independent Power and Renewable Electricity Producers	$—	$910	$—		$910
Industrial Conglomerates	—	1,972	—		1,972
Insurance	—	1,707	—		1,707
Interactive Media & Services	—	210	—		210
Internet & Direct Marketing Retail	—	1,667	—		1,667
IT Services	—	2,436	—		2,436
Leisure Products	—	316	—		316
Machinery	—	741	—		741
Marine	—	121	—		121
Media	—	13,162	—		13,162
Metals & Mining	—	7,803	—		7,803
Multi-Utilities	—	3,776	—		3,776
Oil, Gas & Consumable Fuels	—	31,490	—		31,490
Paper & Forest Products	—	1,647	—		1,647
Personal Products	—	722	—		722
Pharmaceuticals	—	12,937	—		12,937
Professional Services	—	195	—		195
Real Estate Management & Development	—	3,130	—		3,130
Road & Rail	—	2,827	—		2,827
Semiconductors & Semiconductor Equipment	—	2,406	—		2,406
Software	—	1,426	—		1,426
Specialty Retail	—	2,039	—		2,039
Technology Hardware, Storage & Peripherals	—	4,379	—		4,379
Textiles, Apparel & Luxury Goods	—	118	—		118
Thrifts & Mortgage Finance	—	6,223	—		6,223
Tobacco	—	10,159	—		10,159
Trading Companies & Distributors	—	1,946	—		1,946
Transportation Infrastructure	—	567	—		567
Water Utilities	—	190	—		190
Wireless Telecommunication Services	—	8,541	—		8,541

Total Corporate Bonds	—	345,213	1		345,214

Foreign Government Securities	—	154,462	—		154,462
Loan Assignments	—	26,216	—		26,216
Mortgage-Backed Securities	—	134,137	—		134,137
Options Purchased
Call Options Purchased	—	707	—		707
Put Options Purchased	—	28	—		28

Total Options Purchased	—	735	—		735

Preferred Stocks
Banks	137	—	—		137
Communications Equipment	—	—	—	(a)	—	(a)
Internet & Direct Marketing Retail	—	—	401		401

Total Preferred Stocks	137	—	401		538

Rights	—	—	46		46

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Warrants	$—	$—	$95	95
Short-Term Investments
Investment Companies	103,170	—	—	103,170

Total Investments in Securities	$103,307	$889,354	$59,642	$1,052,303

Appreciation in Other Financial Instruments
Forward Currency Contracts	$—	$676	$—	$676
Futures Contracts	1,224	—	—	1,224

Total Appreciation in Other Financial Instruments	$1,224	$676	$—	$1,900

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,264)	$—	$(2,264)
Futures Contracts	(274)	—	—	(274)
Options Written
Call Options Written	—	(603)	—	(603)

Total Depreciation in Other Financial Instruments	$(274)	$(2,867)	$—	$(3,141)

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2020
Investments in Securities:
Asset-Backed Securities	$55,422		$(157)	$1,761	$31		$4,392	$(24,269)	$—	$(5,943)	$31,237
Collateralized Mortgage Obligations	5,386		1	(8)	—	(a)	—	(4,780)	1,302	—	1,901
Commercial Mortgage-Backed Securities	18,003		(774)	(1,561)	12		5,998	(2,636)	5,283	—	24,325
Common Stocks - Auto Components	—		—	28	—		—	—	—	—	28
Common Stocks - Capital Markets	547		543	(262)	—		—	(828)	—	—	—
Common Stocks - Communications Equipment	—	(a)	—	—	—		—	—	—	—	—
Common Stocks - Professional Services	—		—	(4)	—		19	—	—	—	15
Common Stocks - Specialty Retail	608		—	(304)	—		—	—	—	—	304
Convertible Preferred Stocks - Specialty Retail	—		160	167	—		1,167	(205)	—	—	1,289
Corporate Bonds - Electric Utilities	1		—	—	—		—	—	—	—	1
Corporate Bonds - Thrifts & Mortgage Finance	6,000		—	—	—		—	(6,000)	—	—	—
Corporate Bonds - Wireless Telecommunication Services	272		93	(25)	—		—	(340)	—	—	—
Preferred Stocks - Communications Equipment	—	(a)	—	—	—		—	—	—	—	—	(a)
Preferred Stocks - Internet & Direct Marketing Retail	—		—	63	—		338	—	—	—	401
Preferred Stocks - Specialty Retail	1,167		—	—	—		—	(1,167)	—	—	—
Rights - Independent Power and Renewable Electricity Producers	45		—	1	—		—	—	—	—	46
Warrants - Media	—		—	—	—		—	—	—	—	—
Warrants - Wireless Telecommunication Services	177		—	(82)	—		—	—	—	—	95

Total	$87,628		$(134)	$(226)	$43		$11,914	$(40,225)	$6,585	$(5,943)	$59,642

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2020, which were valued using significant unobservable inputs (level 3), amounted to approximately $664,000.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2020.

Quantitative Information about Level 3 Fair Value Measurements #
(Amounts in thousands)

	Fair Value at November 30, 2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$23,653		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (11.60%)
				Constant Default Rate	0.00% - 20.00% (4.71%)
	—			Yield (Discount Rate of Cash Flows)	1.16% - 8.63% (4.02%)

Asset-Backed Securities	23,653

	1,900		Discounted Cash Flow	Constant Prepayment Rate	10.00% - 20.00% (14.35%)
				Constant Default Rate	0.00% - 0.50% (0.22%)
				Yield (Discount Rate of Cash Flows)	2.43% - 3.56% (2.92%)

Collateralized Mortgage Obligations	1,900

	16,566		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.37% - 199.00% (37.17%)

Commercial Mortgage-Backed Securities	16,566

	—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Discount for Potential Outcome	30.00% (30.00%)

Preferred Stocks	—	(b)

	—	(d)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
	29		Pending Distribution	Expected Recovery	$1.20 ($1.20)

Common Stocks	29

	—	(b)	Pending Distribution	Expected Recovery	$0.01 ($0.01)

Warrants	—	(b)

Total	$42,148

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2020, the value of these investments was approximately $17,494,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

(d)	Securities senior in the issuing entity capital structure result in this security being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$17,386	$943,479	$857,694	$(40)	$39	$103,170	103,108	$252		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	597	880	1,477	—	—	—	—	—	(c)	$—

Total	$17,983	$944,359	$859,171	$(40)	$39	$103,170		$252		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including options, futures contracts and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including currencies, futures, securities, options on indices and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over-the-counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over-the-counter options. Cash collateral posted by the Fund is considered restricted.

(2). Futures Contracts — The Fund used treasury contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.